Discontinued Operations - Related Party Transaction	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations - Related Party Transaction
Discontinued Operations – Related Party Transaction:

In January 2006, we divested FineTech Laboratories, Ltd (“FineTech”), effective December 31, 2005. We transferred the business for no proceeds to Dr. Arie Gutman, president and chief executive officer of FineTech. Dr. Gutman also resigned from our Board of Directors. In 2012, 2011 and 2010 we recorded tax amounts to discontinued operations for interest related to contingent tax liabilities. In addition, in 2010, we recognized a tax benefit of approximately $400 thousand to discontinued operations due to the resolution of certain tax contingencies. In 2011, we recognized a tax benefit of approximately $20,000 thousand to discontinued operations due to a reversal of certain FineTech related contingent tax liabilities. The results of FineTech operations are classified as discontinued for all periods presented because we have no continuing involvement in FineTech.